Exhibit 99.16

Client Name:
Client Project Name:	OBX 2020-EXP3
Start - End Dates:	03/06/2017 - 03/19/2020
Deal Loan Count:	110

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				2

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